Employee benefit expense - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee
Classes of employee benefits expense [abstract]
Provision released, employer contribution costs on share-based compensation plans	€ 23.2
Provision for employer contribution costs on share-based compensation plans	€ 3.3	€ 26.5	€ 7.4
Average number of employees | employee	778	722	532